Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in the value of embedded derivative liabilities income/(expense)	$ 502,252	$ (37,458,479)	$ (13,015,170)	$ (35,461,616)	$ (43,634,482)	$ (19,416,295)
Derivative liabilities income/ (expense)	$ (197,869)	(4,963,451)	(2,259,028)	(4,963,451)	(9,678,390)
Amortization of debt discount expense		$ 197,332		$ 474,283	$ 474,283	$ 2,100,957
Loss on disposition of debt			$ (1,260,000)